Personnel Expenses (Tables)	3 Months Ended
Mar. 31, 2026
Personnel Expenses [Abstract]
Schedule of Personnel Expenses
	March 31, 2026	March 31, 2025

Salaries	(135,406)	(124,511)
Benefits (1)	(128,140)	(60,676)
Social security charges (2)	(73,772)	(73,731)
Others	(314)	(1,404)
Total	(337,634)	(260,323)

(1)	The balance mainly refers to compensation expenses related to LTIP provisions made in the period ended March 31, 2026 which amounted to R$ 26,760 (R$ 0 for the period ended March 31, 2025)..

(2)	The balance mainly includes payroll taxes related to LTIP payments made in the period ended March 31, 2026 which amounted to R$ 62,053 (R$ 36,234 for the period ended March 31, 2025).